Investment Objectives and Goals - Digital Asset Debt Strategy ETF	May 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Digital Asset Debt Strategy ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Digital Asset Debt Strategy ETF (the “Fund”) seeks long-term capital appreciation and,
Objective, Secondary [Text Block]	secondarily, income.